General (Details) - Schedule of finite-lived intangible assets acquired as part of business combination $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 38,146
Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	34,040
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,333
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 773